UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The
Massachusetts Health & Education Tax-Exempt Trust, 55 East 52nd Street, New York, NY
10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

The Massachusetts Health & Education Tax-Exempt Trust (MHE)
Schedule of Investments November 30, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
				Par
	Municipal Bonds			(000)	Value
Massachusetts - 145.6%
Corporate - 1.4%	Massachusetts Development Finance Agency, RB, Ogden
	Haverhill Project, Series A, AMT, 6.70%, 12/01/14			$ 410	$ 413,682
Education - 90.4%	Massachusetts Development Finance Agency, RB, Boston
	University, Series T-1 (AMBAC), 5.00%, 10/01/39			1,000	955,210
	Massachusetts Development Finance Agency, RB, College
	Issue, Series B (Syncora), 5.25%, 7/01/33			860	865,255
Massachusetts Development Finance Agency, RB, College of
	Pharmacy & Allied Health, Series D (AGC), 5.00%, 7/01/27			500	520,220
Massachusetts Development Finance Agency, RB, Education,
	Belmont Hill School, 5.00%, 9/01/11 (a)			1,100	1,193,918
	Massachusetts Development Finance Agency, RB,
	Educational Facilities, Academy of the Pacific Rim,
	Series A (ACA), 5.13%, 6/01/31			1,000	719,150
Massachusetts Development Finance Agency, RB, Pharmacy &
	Allied Health Sciences, 5.75%, 7/01/13 (a)			1,000	1,169,580
	Massachusetts Development Finance Agency, RB, Smith
	College, 5.00%, 7/01/35			2,000	2,026,160
	Massachusetts Development Finance Agency, RB, WGBH
	Educational Foundation, Series A (AMBAC), 5.75%, 1/01/42			1,100	1,071,664
	Massachusetts Development Finance Agency, RB, Wheeler
	School Issue, 6.50%, 12/01/29			540	542,797
Massachusetts Development Finance Agency, Refunding RB,
	Boston University, Series P, 5.45%, 5/15/59			1,500	1,511,700
Massachusetts Development Finance Agency, Refunding RB,
	Clark University (Syncora), 5.13%, 10/01/35			500	502,090
Massachusetts Development Finance Agency, Refunding RB,
	Western New England, Series A (AGC), 5.00%, 9/01/33			250	248,605
Massachusetts Development Finance Agency, Refunding RB,
	Wheelock College, Series C, 5.25%, 10/01/37			1,000	883,090
	Massachusetts Development Finance Agency, Refunding
	RB, Williston Northampton School Project (Syncora),
	5.00%, 10/01/25			500	484,545
Massachusetts Development Finance Agency, Refunding RB,
	Worcester Polytechnic Institute (MBIA), 5.00%, 9/01/27			1,985	2,030,953
Massachusetts Health & Educational Facilities Authority, RB,
	Harvard University, Series B, 5.00%, 10/01/38			400	419,796
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
ACA	American Capital Access Corp.	GO	General Obligation
AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	HRB	Housing Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors Assurance (National
BHAC	Berkshire Hathaway Assurance Corp.		Public Finance Guaranty Corp.)
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
FSA	Financial Security Assurance Inc.	VRDN	Variable Rate Demand Notes

The Massachusetts Health & Education Tax-Exempt Trust (MHE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Massachusetts Health & Educational Facilities Authority, RB,
	Harvard University, Series FF, 5.13%, 7/15/37	$ 850	$ 867,229
Massachusetts Health & Educational Facilities Authority, RB,
	Northeastern University, Series R, 5.00%, 10/01/33	225	225,304
Massachusetts Health & Educational Facilities Authority, RB,
	Simmons College, Series F (FGIC), 5.00%, 10/01/13 (a)	1,000	1,142,840
Massachusetts Health & Educational Facilities Authority, RB,
	Tufts University, 5.38%, 8/15/38	1,000	1,064,620
	Massachusetts Health & Educational Facilities Authority,
	RB, University of Massachusetts, Series C (MBIA),
	5.13%, 10/01/34	230	231,157
	Massachusetts Health & Educational Facilities Authority,
	Refunding RB, Berklee College of Music, Series A,
	5.00%, 10/01/37	1,000	1,001,220
	Massachusetts Health & Educational Facilities Authority,
	Refunding RB, Boston College, Series N, 5.13%, 6/01/37	1,000	1,012,930
	Massachusetts Health & Educational Facilities Authority,
	Refunding RB, Harvard University, Series A,
	5.50%, 11/15/36	100	110,881
	Massachusetts Health & Educational Facilities Authority,
	Refunding RB, Tufts University, Series M, 5.50%, 2/15/27	1,000	1,193,560
	Massachusetts Health & Educational Facilities Authority,
	Refunding RB, Wellesley College, 5.00%, 7/01/33	1,500	1,542,525
	Massachusetts Health & Educational Facilities Authority,
	Wheaton College, Series D, 6.00%, 1/01/18	1,040	1,022,975
Massachusetts State College Building Authority, RB, Series A
	(AMBAC), 5.00%, 5/01/31	1,000	1,004,860
Massachusetts State College Building Authority, Refunding
	RB, Series B (Syncora), 5.50%, 5/01/39	825	887,807
			26,452,641
Health - 45.9%	Massachusetts Development Finance Agency, RB, First
	Mortgage, Edgecombe Project, Series A, 6.75%, 7/01/21	855	864,114
	Massachusetts Development Finance Agency, RB, First
	Mortgage, Overlook Communities, Series A, 6.13%, 7/01/24	850	735,964
Massachusetts Development Finance Agency, RB, Seven Hills
	Foundation & Affiliates (Radian), 5.00%, 9/01/35	500	440,145
Massachusetts Development Finance Agency, Refunding RB,
	First Mortgage, Brookhaven, Series A (Radian),
	5.00%, 3/01/35	1,250	1,017,437
Massachusetts Health & Educational Facilities Authority, RB,
	Baystate Medical Center, Series F, 5.75%, 7/01/33	1,000	1,008,530
Massachusetts Health & Educational Facilities Authority, RB,
	Berkshire Health System, Series E, 6.25%, 10/01/31	350	352,566
	Massachusetts Health & Educational Facilities Authority,
	RB, Berkshire Health System, Series F (AGC),
	5.00%, 10/01/19	1,000	1,029,390

The Massachusetts Health & Education Tax-Exempt Trust (MHE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Massachusetts Health & Educational Facilities Authority, RB,
	Children's Hospital, Series M, 5.25%, 12/01/39	$ 500	$ 500,385
Massachusetts Health & Educational Facilities Authority, RB,
	Children's Hospital, Series M, 5.50%, 12/01/39	500	510,020
Massachusetts Health & Educational Facilities Authority, RB,
	Lahey Clinic Medical Center, Series D, 5.25%, 8/15/37	1,000	931,030
	Massachusetts Health & Educational Facilities Authority,
	RB, Milford-Whitinsville Hospital, Series D,
	6.35%, 7/15/12 (a)	750	856,687
Massachusetts Health & Educational Facilities Authority, RB,
	Southcoast Health Obligation, Series D, 5.00%, 7/01/39	1,000	942,600
	Massachusetts Health & Educational Facilities Authority,
	Refunding RB, Caregroup, Series E-1, 5.00%, 7/01/28	500	473,890
	Massachusetts Health & Educational Facilities Authority,
	Refunding RB, Christopher House, Series A, 6.88%, 1/01/29	480	429,706
	Massachusetts Health & Educational Facilities Authority,
	Refunding RB, Healthcare System, Covenant,
	6.00%, 1/01/12 (a)	255	285,452
	Massachusetts Health & Educational Facilities Authority,
	Refunding RB, Healthcare System, Covenant,
	6.00%, 7/01/22	630	651,401
	Massachusetts Health & Educational Facilities Authority,
	Refunding RB, Healthcare System, Covenant,
	6.00%, 7/01/31	315	321,357
	Massachusetts Health & Educational Facilities Authority,
	Refunding RB, Partners Healthcare System, Series B,
	5.25%, 7/01/29	1,000	1,006,450
	Massachusetts Health & Educational Facilities Authority,
	Refunding RB, Valley Regional Health System, Series C
	(AMBAC), 5.75%, 7/01/18	395	388,945
Massachusetts Industrial Finance Agency, RB, Age Institute of
	Massachusetts Project, 8.05%, 11/01/25	675	675,472
			13,421,541
Housing - 4.8%	Massachusetts HFA, Refunding HRB, Series F, AMT,
	5.70%, 6/01/40	990	988,574
	Massachusetts HFA, Refunding RB, Series 132, AMT,
	5.38%, 12/01/27	400	407,036
			1,395,610
State - 3.1%	Massachusetts Development Finance Agency, RB, Education,
	Middlesex School Project, 5.00%, 9/01/33	400	400,920
	Massachusetts State College Building Authority, RB,
	Series A, 5.50%, 5/01/39	500	520,100
			921,020
	Total Municipal Bonds in Massachusetts		42,604,494
Puerto Rico - 10.7%
State - 5.5%	Commonwealth of Puerto Rico, GO, Refunding, Public
	Improvement, Series A-4 (FSA), 5.00%, 7/01/31	575	576,432

The Massachusetts Health & Education Tax-Exempt Trust (MHE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A,
	5.75%, 8/01/37	$ 1,000	$ 1,011,740
			1,588,172
Utilities - 5.2%	Puerto Rico Electric Power Authority, RB, Series WW,
	5.50%, 7/01/38	1,000	980,180
Puerto Rico Electric Power Authority, Refunding RB, Series
	VV (BHAC), 5.25%, 7/01/25	500	550,830
			1,531,010
	Total Municipal Bonds in Puerto Rico		3,119,182
	Total Municipal Bonds - 156.3%		45,723,676
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (b)
Massachusetts - 7.2%
State - 7.2%	Massachusetts School Building Authority, RB,
	Series A (FSA), 5.00%, 8/15/30	2,010	2,096,548
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 7.2%		2,096,548
	Total Long-Term Investments
	(Cost - $47,909,226) - 163.5%		47,820,224
	Short-Term Securities
Massachusetts - 1.7%	Massachusetts Health & Educational Facilities Authority,
	Refunding RB, VRDN, Partners Healthcare System,
	Series D-1, 0.16%, 12/01/09 (c)	500	500,000
	Total Short-Term Securities
	(Cost - $500,000) - 1.7%		500,000
	Total Investments (Cost - $48,409,226*) - 165.2%		48,320,224
	Other Assets Less Liabilities - 2.7%		774,701
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (4.6)%		(1,340,743)
	Preferred Shares, at Redemption Value - (63.3)%		(18,501,143)
	Net Assets Applicable to Common Shares - 100.0%		$ 29,253,039

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 47,082,507
Gross unrealized appreciation	$ 1,352,002
Gross unrealized depreciation	(1,453,880)
Net unrealized depreciation	$ (101,878)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

The Massachusetts Health & Education Tax-Exempt Trust (MHE)
Schedule of Investments November 30, 2009 (Unaudited)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated investing in those securities. For information about the Trust's policy regarding valuation of investments and with other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	-
Level 2 - Long-Term Investments[1]	$ 47,820,224
Short-Term Securities	500,000
Level 3	-
Total	$ 48,320,224

1See above Schedule of Investments for values in each state and political subdivision.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
The Massachusetts Health & Education Tax-Exempt Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: January 22, 2010